Accounts Receivable, Net	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET	NOTE 3 – ACCOUNTS RECEIVABLE, NET As of June 30, 2024 and 2023, the Company had no allowance for doubtful accounts.